Cover	Feb. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 06, 2026
Entity Registrant Name	IMMUNOVANT, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38906
Entity Tax Identification Number	83-2771572
Entity Address, Address Line One	1000 Park Forty Plaza, Suite 210
Entity Address, City or Town	Durham,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27713
City Area Code	917
Local Phone Number	410-3120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IMVT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001764013
Amendment Flag	false